Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum charter hire receipts (Table)
Year ending December 31,	Amount
2024	$403,278
2025	331,377
2026	200,151
2027	153,803
2028	142,781
Thereafter	330,378
Total	$1,561,768

Commitments and Contingencies - Vessels under construction commitments (Table)

Year ending December 31,	Initial Vessels	Remaining Vessels	Total
2024	$1,083,600	$101,100	$1,184,700
2025	—	126,050	126,050
2026	486,000	375,550	861,550
2027	—	307,200	307,200
Total	$1,569,600	$909,900	$2,479,500

Commitments and Contingencies - Supervision services commitments (Table)
Year ending December 31,	Amount
2024	$—
2025	2,000
2026	1,000
2027	1,000
Total	$4,000